Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

February 26, 2025

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Congress SMid Growth ETF (the “Fund”) (S000081384)

Dear Sir or Madam:

On behalf of the Trust and pursuant to paragraph (k) of Rule 497 of the Securities Act of 1933, as amended (the “1933 Act”), attached herewith for filing please find the Summary Prospectus dated February 26, 2025, for the Fund. PEA No. 888 to the Trust’s Registration Statement, which contains the Fund’s statutory Prospectus with a summary section substantially matching this Summary Prospectus, was filed on February 26, 2025. This document is intended to conform the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

If you have any questions concerning this filing, please contact the undersigned at (626) 914-7363.
Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary of the Trust